Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Nov. 04, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsequent Event [Line Items]
Private placement amount		$ 9,921,832
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued in Public Offering, shares	1,655,803
Shares issued on common stock payable	1,655,803
Shares issued on warrant exercise	0
Shares issued at market price, private placement	0
Private placement amount	$ 0